SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Jan. 02, 2018 USD ($)
Significant Accounting Policies [Line Items]
Outstanding options and RSU's excluded from the calculation of the diluted net loss per share | shares	9,767,225	10,294,200	9,773,837
Advertising expense	$ 165,319	$ 141,346	$ 113,151
Severance pay expenses	$ 9,489	$ 7,768	5,411
Severance pay rate	8.33%
Weighted average interest rates of short-term deposits	2.84%	2.08%
Restricted deposits, weighted average interest rate	0.06%	0.05%
Number of reporting units	1
Useful life of intangible assets	13 years
Foreign currency derivative assets, fair value	$ 599	$ 891
Foreign currency derivative liabilities, fair value	940	84
Foreign currency derivative fair value, net	$ (341)	807
Maximium plan contribution, percent of annual salary	100.00%
Maximum annual contribution to plan, per employee	$ 18
Employer matching contribution, percent of employee's contribution	4.00%
Defined contribution plan expenses	$ 587	334	167
Income (expenses) related to hedging activity	1,434	(7,101)	748
Accumulated income (loss) on derivatives	(1,381)	394	(141)
Grants	1,172	1,030
Capitalization of software development costs	392	720
Revenues recognized that were included in contract liability		177,000
Right of use assets and lease liabilities	51,000
Deferred revenues	227,226	202,482		$ 177,103
Certain Employees Over 50 Years Of Age [Member]
Significant Accounting Policies [Line Items]
Maximum annual contribution to plan, per employee	24
Not Designated as Hedging Instrument [Member]
Significant Accounting Policies [Line Items]
Foreign currency derivative assets, fair value	1,974	302
Foreign currency derivative liabilities, fair value	1,656	2,889
Foreign currency derivative fair value, net	318	(2,587)
Not Designated as Hedging Instrument [Member] | Foreign Exchange Forward [Member]
Significant Accounting Policies [Line Items]
Derivative notional amount	113,730
Designated as Hedging Instrument [Member]
Significant Accounting Policies [Line Items]
Derivative notional amount	153,068
Income (expenses) related to hedging activity	(1,687)	$ 5,417	$ 831
Accumulated income (loss) on derivatives	$ (993)